INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of deferred taxes [Table Text Block]
	December 31, 2018	December 31, 2017
Deferred income tax assets
Non-capital loss carry-forwards	$137,251	$372,616
Deferred income tax assets	$137,251	$372,616
Deficiency (excess) of carrying value over tax value of property, plant and equipment	$(112,422)	$(154,043)
Excess of carrying value over tax value of intangible assets	(24,829)	(218,573)
Deferred income tax liability	$(137,251)	$(372,616)
Net deferred tax asset (liability)	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2018	December 31, 2017
Excess of tax value over carrying value of mineral properties	$12,708	$13,807
Non-capital losses carried forward	4,660,241	4,126,977
Unrealized foreign exchange gain	-	115,642
Unrecognized deductible temporary differences	$4,672,949	$4,256,426

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
Income (loss) before income taxes	$(56,711)	$(5,166,207)	$(3,454,778)
Statutory income tax rate	27.00%	26.00%	26.00%
Income tax (benefit) expense computed at statutory tax rate	(15,312)	(1,343,214)	(898,242)
Items not deductible for income tax purposes	77,417	(100,626)	114,580
Under/(over) provision of taxes in prior years	-	-	(824,607)
Change in timing differences	(80,965)	187,473	372,451
Impact on foreign exchange on tax assets and liabilities	(90,212)	117,313	162,359
Difference between Canadian and foreign taxes	3,403	(464,959)	(119,976)
Effect of change in tax rates	(42,564)	-	-
Unused tax losses and tax offsets not recognized	148,233	1,431,580	(414,825)
Income tax expense (recovery)	-	(172,433)	(1,608,260)
Penalties and interest included in income tax expense (recovery)	(290,818)	-	614,283
Texas margin tax and branch tax	39,654	22,137	4,791
Income tax expense (recovery)	$(251,164)	$(150,296)	$(989,186)